Property, Plant and Equipment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	$ 4,815.7
General borrowing costs capitalised	64.9	$ 37.9	$ 12.5
Balance at end of the year	5,074.4	4,815.7
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	12,792.8	12,169.0
Reclassifications	9.8	0.0
Additions	1,054.7	1,069.3
Other Salares Norte non-cash costs capitalised	13.2	6.3
Right-of-use assets capitalised during the year (refer note 36)	98.0	47.9
Remeasurements of right-of-use assets capitalised (refer note 33)	16.3	11.6
General borrowing costs capitalised	64.9	37.9
Disposals	8.0	20.9
Scrapping of assets	141.3	116.8
Changes in estimates of rehabilitation assets (refer note 28.1)	53.9	(22.1)
Translation adjustment	164.8	389.4
Balance at end of the year	13,769.9	12,792.8	12,169.0
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(7,977.1)	(7,089.9)
Disposals	(6.5)	(19.9)
Scrapping of assets	(141.3)	(116.8)
Translation adjustment	(82.6)	(215.8)
Reclassifications	(9.8)	0.0
Charge for the year	795.3	844.3
Salares Norte depreciation capitalised	6.9	4.0
Impairment	156.4	391.4
Balance at end of the year	(8,695.5)	(7,977.1)	(7,089.9)
Land, mineral rights and rehabilitation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	313.6
Balance at end of the year	305.9	313.6
Land, mineral rights and rehabilitation assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	432.0	466.9
Reclassifications	3.4	1.8
Additions	2.5	10.8
Other Salares Norte non-cash costs capitalised	0.0	0.0
Right-of-use assets capitalised during the year (refer note 36)	0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	0.0	0.0
General borrowing costs capitalised	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	0.3	5.8
Changes in estimates of rehabilitation assets (refer note 28.1)	53.9	(22.1)
Translation adjustment	4.7	16.0
Balance at end of the year	480.0	432.0	466.9
Land, mineral rights and rehabilitation assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(118.4)	(92.4)
Disposals	0.0	0.0
Scrapping of assets	(0.3)	(5.8)
Translation adjustment	3.7	(1.4)
Reclassifications	0.0	0.0
Charge for the year	18.8	25.6
Salares Norte depreciation capitalised	0.0	0.0
Impairment	33.5	7.6
Balance at end of the year	(174.1)	(118.4)	(92.4)
Mine development, infrastructure and other assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	4,163.8
Balance at end of the year	4,396.4	4,163.8
Mine development, infrastructure and other assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	11,782.7	11,144.0
Reclassifications	(3.1)	(1.8)
Additions	1,052.2	1,058.5
Other Salares Norte non-cash costs capitalised	13.2	6.3
Right-of-use assets capitalised during the year (refer note 36)	0.0	0.0
Remeasurements of right-of-use assets capitalised (refer note 33)	0.0	0.0
General borrowing costs capitalised	64.9	37.9
Disposals	8.0	20.9
Scrapping of assets	109.3	90.7
Changes in estimates of rehabilitation assets (refer note 28.1)	0.0	0.0
Translation adjustment	160.8	354.2
Balance at end of the year	12,638.0	11,782.7	11,144.0
Mine development, infrastructure and other assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(7,618.9)	(6,851.3)
Disposals	(6.5)	(19.9)
Scrapping of assets	(110.8)	(90.7)
Translation adjustment	(86.6)	(209.5)
Reclassifications	(1.2)	0.0
Charge for the year	700.0	746.1
Salares Norte depreciation capitalised	4.9	2.3
Impairment	122.9	339.3
Balance at end of the year	(8,241.6)	(7,618.9)	(6,851.3)
Right-of-use assets relating to mine development, infrastructure and other assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	338.3
Balance at end of the year	372.1	338.3
Right-of-use assets relating to mine development, infrastructure and other assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	578.1	558.1
Reclassifications	9.5	0.0
Additions	0.0	0.0
Other Salares Norte non-cash costs capitalised	0.0	0.0
Right-of-use assets capitalised during the year (refer note 36)	98.0	47.9
Remeasurements of right-of-use assets capitalised (refer note 33)	16.3	11.6
General borrowing costs capitalised	0.0	0.0
Disposals	0.0	0.0
Scrapping of assets	31.7	20.3
Changes in estimates of rehabilitation assets (refer note 28.1)	0.0	0.0
Translation adjustment	(0.7)	19.2
Balance at end of the year	651.9	578.1	558.1
Right-of-use assets relating to mine development, infrastructure and other assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Balance at beginning of the year	(239.8)	(146.2)
Disposals	0.0	0.0
Scrapping of assets	(30.2)	(20.3)
Translation adjustment	0.3	(4.9)
Reclassifications	(8.6)	0.0
Charge for the year	76.5	72.6
Salares Norte depreciation capitalised	2.0	1.7
Impairment	0.0	44.5
Balance at end of the year	$ (279.8)	$ (239.8)	$ (146.2)
Salares Norte project
Reconciliation of changes in property, plant and equipment [abstract]
Average interest capitalisation rate	6.60%	6.40%